Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Formation and operating costs	$ 529,467	$ 1,212,603	$ 930,442	$ 2,431,309	$ 3,085,175	$ 1,452,694
Loss from operations	(529,467)	(1,212,603)	(930,442)	(2,431,309)	(3,085,175)	(1,452,694)
Loss on sale of Private Placement Warrants						(30,000)
Gain on investments held in Trust Account	173,957	2,685,418	483,863	5,014,364	6,501,789	2,542,494
Gain on waiver of deferred underwriting fee payable						442,750
Net (loss) income	$ (355,510)	$ 1,472,815	$ (446,579)	$ 2,583,055	$ 3,416,614	$ 1,502,550
Class A Redeemable Ordinary Shares
Basic weighted average shares outstanding (in Shares)	1,214,913	19,347,527	1,708,230	20,915,055	10,232,877	22,376,712
Diluted weighted average shares outstanding (in Shares)	1,214,913	19,347,527	1,708,230	20,915,055	10,232,877	22,376,712
Basic net (loss) income per share (in Dollars per share)	$ (0.05)	$ 0.06	$ (0.06)	$ 0.1	$ 0.22	$ 0.05
Diluted net (loss) income per share (in Dollars per share)	$ (0.05)	0.06	$ (0.06)	0.1	$ 0.22	$ 0.05
Class A Non-Redeemable Ordinary Shares
Basic weighted average shares outstanding (in Shares)	3,375,000		3,375,000		1,840,068
Diluted weighted average shares outstanding (in Shares)	3,375,000		3,375,000		1,840,068
Basic net (loss) income per share (in Dollars per share)	$ (0.05)	0	$ (0.06)	0	$ 0.22
Diluted net (loss) income per share (in Dollars per share)	$ (0.05)	$ 0	$ (0.06)	$ 0	$ 0.22
Class B Ordinary Shares
Basic weighted average shares outstanding (in Shares)	2,250,000	4,141,484	2,250,000	4,879,144	3,784,932	5,594,178
Diluted weighted average shares outstanding (in Shares)	2,250,000	4,141,484	2,250,000	4,879,144	3,784,932	5,594,178
Basic net (loss) income per share (in Dollars per share)	$ (0.05)	$ 0.06	$ (0.06)	$ 0.1	$ 0.22	$ 0.05
Diluted net (loss) income per share (in Dollars per share)	$ (0.05)	$ 0.06	$ (0.06)	$ 0.1	$ 0.22	$ 0.05